Offerings - Offering: 1	Sep. 16, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 12,106,617,684.93
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,853,523.17
Offering Note
(1)	Title of each class of securities to which the transaction applies: common stock, par value $0.01 per share, of Dayforce, Inc. (“Common Stock”).
(2)
Aggregate number of securities to which the transaction applies: As of the close of business on September 8, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 176,411,674, which consists of:

a.	157,987,891 issued and outstanding shares of Common Stock;
b.	4,444,843 shares of Common Stock underlying outstanding Company Options with an exercise price less than $70.00 per share (the “In-the-Money Options”);
c.	5,500,000 shares of Common Stock underlying Company RSUs (either currently outstanding or that may be issued after September 8, 2025);
d.	1,161,423 shares of Common Stock underlying outstanding Company PSUs (assuming attainment of the maximum level of performance);
e.	1,017,293 shares of Common Stock available for issuance under the Company GESPP;
f.	4,349,358 shares of Common Stock available for issuance upon the conversion of the Company Convertible Notes at the current conversion rate for the Company Convertible Notes; and
g.	1,950,866 shares of Common Stock issuable upon the exchange of the Exchangeable Shares.
(3)
Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on September 8, 2025, the underlying value of the transaction was calculated as the sum of:

a.	the product of 157,987,891 issued and outstanding shares of Common Stock and $70.00 (the “Merger Consideration”);
b.
the product of 4,444,843 shares of Common Stock underlying outstanding In-the-Money Options and $15.51 (which is the difference between the Merger Consideration and the weighted average exercise price of such In-the-Money Options of $54.49 per share);

c.	the product of 5,500,000 shares of Common Stock underlying Company RSUs (either currently outstanding or that may be issued after September 8, 2025) and the Merger Consideration;
d.	the product of 1,161,423 shares of Common Stock underlying outstanding Company PSUs and the Merger Consideration;
e.	the product of 1,017,293 shares of Common Stock available for issuance under the Company ESPP and the Merger Consideration;
f.
the product of 4,349,358 shares of Common Stock available for issuance upon the conversion of the Company Convertible Notes at the current conversion rate for the Company Convertible Notes and the Merger Consideration; and

g.	the product of 1,950,866 shares of Common Stock issuable upon the exchange of the Exchangeable Shares and the Merger Consideration (such sum, the “Total Consideration”).